ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 64,600	$ 38,740
Accrued liabilities	33,225	22,033
Total	$ 97,825	$ 60,773	$ 77,048	$ 29,800	$ 37,942